Northern Lights Variable Trust

7Twelve Balanced Portfolio

Incorporated herein by reference is the definitive version of the prospectus for the 7Twelve Balanced Portfolio, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 7, 2013 (SEC Accession No. 0000910472-13-001715).